Related parties - Additional Information (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Mar. 25, 2021 USD ($) shares $ / shares	Mar. 25, 2021 SFr / shares	Mar. 24, 2021 $ / shares	Mar. 24, 2021 SFr / shares	Nov. 29, 2018 USD ($)	Dec. 31, 2022 personnel	Dec. 31, 2021 personnel	Dec. 31, 2020 shares personnel
Disclosure Of Transactions Between Related Parties [Line Items]
Number of Executive Officers | personnel						6	6	4
Number of Non-Executive Officers | personnel						7	6	4
CEO
Disclosure Of Transactions Between Related Parties [Line Items]
Number of share options granted (in shares)	127,000
Strike price (in dollars per share) | (per share)	$ 3.33	SFr 3.15	$ 4.22	SFr 4.00
Fair value of these options | $	$ 0.1
CEO | Minimum
Disclosure Of Transactions Between Related Parties [Line Items]
Net proceeds from IPO | $					$ 1,000.0
Key Management Personnel Of Entity
Disclosure Of Transactions Between Related Parties [Line Items]
Number of kay management members participating in share issuance								3
Number of instruments granted in share-based payment arrangement (in shares)								65,920